SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.99%	4.04%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.84%	0.84%
Debt, Weighted Average Interest Rate	2.33%	2.76%
Debt Instrument Maturity Period	2036	2036
Fixed Rate Convertible [Member]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.47%	4.30%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.47%	3.47%
Debt, Weighted Average Interest Rate	3.47%	3.88%
Debt Instrument Maturity Period	2018	2018
Variable Convertible Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	4.00%	4.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.00%	4.00%
Debt, Weighted Average Interest Rate	4.00%	4.00%
Debt Instrument Maturity Period	2020	2020